SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade Payables And Accrued Liabilities
Trade accounts payable	$ 362,890	$ 813,881
Accrued liabilities	402,540	512,205
Due to related parties (Note 23)		475,628
Government grant payable	33,709	33,709
GST/PST Payable		21,754
Trade payables and accrued liabilities	$ 799,139	$ 1,857,177